Inventories, Net (Details) - Schedule of Inventories and Movement of Inventories Reserve Consisted - USD ($)		Mar. 31, 2023	Sep. 30, 2022
Schedule of Inventories and Movement of Inventories Reserve Consisted [Abstract]
Finished goods	[1]	$ 3,416,648	$ 425,721
Raw materials	[2]	887,827	151,379
Others		32,180
Reserve for inventories		(162,836)	(196,151)
Inventories, net		$ 4,173,819	$ 380,949

[1]	Finished goods includes battery packs and e-bicycles.
[2]	Raw materials mainly include battery cells purchased by the Company for battery packs assembling and e-bicycles production.